Note 15 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]
		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Options Shares	Price	Contract Life	Value

Outstanding Options, January 1, 2019	175,593,950	$0.0646
Granted	10,685,000	$0.0317
Exercised	(256,900)	$0.0282
Forfeited or expired	(18,304,550)	$0.1261

Outstanding Options, December 31, 2019	167,717,500	$0.0558	3.36	$256,404

Vested and Expected to Vest Options at December 31, 2019	164,417,952	$0.0563	3.29	$244,948

Exercisable Options at December 31, 2019	149,417,350	$0.0586	3.03	$198,563

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
	Options Outstanding			Options Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average	Number	Average
	Number	Contractual	Exercise	Exercisable	Exercise
Range of Exercise Prices	Outstanding	Life	Price	and Vested	Price

$0.0265 - $0.0314	48,666,200	4.58	$0.0306	41,682,600	$0.0306
$0.0318 - $0.0472	30,536,650	5.37	$0.0385	19,220,100	$0.0405
$0.0506 - $0.0640	35,137,550	2.04	$0.0579	35,137,550	$0.0579
$0.0644 - $0.0800	35,697,550	2.82	$0.0782	35,697,550	$0.0782
$0.0872 - $0.1122	17,679,550	0.23	$0.1060	17,679,550	$0.1060

Balance, December 31, 2019	167,717,500	3.36	$0.0558	149,417,350	$0.0586

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
	Stock Options									Employee Stock Purchase Plan
	Years Ended December 31									Years Ended December 31
	2019			2018			2017			2019			2018			2017

Risk-free interest rate	1.39%	-	2.43%	2.51%	-	2.85%	1.84%	-	1.93%	1.52%	-	2.43%	1.48%	-	2.32%	0.51%	-	1.18%
Expected life (in years)		5			5			5		0.25	-	0.26	0.25	-	0.26	0.25	-	0.26
Volatility		42%		39%	-	42%	37%	-	38%	44%	-	58%	29%	-	59%	40%	-	79%
Dividend		–			–			–			–			–			–

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
		Weighted
	Number of	Average
	Outstanding	Grant-Date
	RSUs	Fair Value

Nonvested at January 1, 2019	80,763,800	$0.0353
Granted	41,754,000	$0.0329
Vested	(28,661,400)	$0.0372
Forfeited and expired	(4,411,050)	$0.0309

Nonvested at December 31, 2019	89,445,350	$0.0338

Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
Outstanding stock options	167,717,500
Outstanding RSUs	89,445,350
Shares reserved for future Awards grants	119,410,450
Shares reserved for Employee Stock Purchase Plan	15,996,800

Total	392,570,100